Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of weighted average economic lives of intangible assets
Copyright	– 10 years
Trademarks	– 10 years
Patents	– 10 years
Software	– 5 years

Schedule of revenue recognized that were included in contract liabilities
January 1, 2019	$1,351,418
Revenue recognised in 2019	(749,919)
Increase in contract liabilities	1,543,130
Exchange difference	(77,272)
December 31, 2019	2,067,357

Revenue recognised in 2020	(566,587)
Other income recognised in 2020	(1,449,254)
Increase in contract liabilities	578,945
Exchange difference	27,081
December 31, 2020	$657,542

Schedule of disaggregation of revenue
	Fiscal Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Revenues
Advertising	$17,895	$17,806	$20,703
License	69	-	203
Technology Services	300	973	136

Total revenues	$18,264	$18,779	$21,042

Advertising	98.0%	94.8%	98.3%
License	0.4%	-	1.0%
Technology Services	1.6%	5.2%	0.7%

Total	100.0%	100.0%	100.0%

Schedule of reconciliation of basic and diluted net loss per share
	Year Ended December 31,
	2020	2019	2018
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary stock	$(39,865,640)	$(31,513,178)	$(11,927,536)
Weighted average ordinary stock outstanding - basic and diluted	221,984,037	201,005,995	72,919,624
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(0.18)	$(0.16)	$(0.16)

Schedule of major customers
	Year Ended December 31,
Customer	2020	2019	2018
A	21%	33%	-
B	-	12%	-
C	-	12%	-
D	-	-	26%
E	-	-	26%
F	-	-	25%
G	-	-	14%
H	10%	-	-
I	10%	-	14%
	December 31,
Customer	2020	2019
A	12%	-%
E	-%	31%
F	-%	29%
B	-%	15%
I	19%	12%
H	28%	-%
J	18%	-%
K	11%	-%